6. Long-term investments (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
LONG-TERM INVESTMENTS
Company's share of the loss of the joint venture	$ 60	$ 26	$ 106	$ 53
Accrued interest expense			138	$ 129
Oyu Tolgoi JV investment carrying value			$ 62		$ 149